SEGMENT REPORTING	12 Months Ended
Dec. 31, 2022
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 13-SEGMENT REPORTING

The Company’s reporting segments are as follows:

•
Equipment- Sales of equipment, including network infrastructure and application products. Network infrastructure products mainly include broadband products. Network application products mainly include wireless infrastructure technologies.
•
Services-Providing services and support for equipment products and also the new operational support segment.

The Company’s Chief Operating Decision Maker, who is also the Company’s Chief Executive Officer, makes financial decisions and resource allocations based on information they receive from their internal management system and currently evaluate the operating performance and allocates resources to the reporting segments based on segment revenue, gross profit and income before income taxes. Cost of sales and direct expenses in relation to production are assigned to the reporting segments. The accounting policies used in measuring segment assets and operating performance are the same as those used at the consolidated level.

Summarized below are the Company’s segment net sales, gross profit and income before income taxes for the years ended December 31, 2022, 2021 and 2020 based on the current reporting segment structure.

	Years Ended December 31,
		% of		% of		% of
Net Sales by Segment	2022	Net Sales	2021	Net Sales	2020	Net Sales
	(in thousands, except percentages)
Equipment	$2,284	16%	$2,323	15%	$12,385	51%
Services	11,768	84%	13,598	85%	11,925	49%
Total	$14,052	100%	$15,921	100%	$24,310	100%

	Years Ended December 31,
		Gross Profit		Gross Profit		Gross Profit
Gross profit (loss) by Segment	2022	%	2021	%	2020	%
	(in thousands, except percentages)
Equipment	$(618)	(27)%	$(4,358)	(188)%	$1,237	10%
Services	3,285	28%	3,283	24%	2,292	19%
Total	$2,667	19%	$(1,075)	(7)%	$3,529	15%

	Years ended December 31,
Segment income (loss) and Loss before income taxes	2022	2021	2020
	(in thousands)
Equipment	$(6,452)	$(12,868)	$(7,640)
Services	3,285	3,283	2,292
Total segment loss	(3,167)	(9,585)	(5,348)
General and corporate	228	7,051	(20,110)
Loss before income taxes	$(2,939)	$(2,534)	$(25,458)

General and corporate expenses include all un-allocated expenses such as sales and marketing, general and administration and common R&D expenses, and investment impairment.

Sales are attributed to a geographical area based upon the location of the customer. Sales data by geographical area are as follows:

	Years Ended December 31,
		% of net		% of net		% of net
	2022	Sales	2021	Sales	2020	Sales
	(in thousands, except percentages)
Net Sales by Region
China	$1,735	12%	$1,858	11%	$2,286	10%
India	7,152	51%	8,221	52%	9,807	40%
Japan	5,165	37%	5,842	37%	12,208	50%
Other	—	—%	—	—%	9	—%
Total	$14,052	100%	$15,921	100%	$24,310	100%

Long-lived assets, consisting of property, plant and equipment, by geographical area are as follows:

	December 31,
	2022	2021
	(in thousands)
China	$578	$528
Other	26	74
Total long-lived assets	$604	$602